Financial Instruments, Financial Risks and Capital Management (Details) - Schedule of the Credit Quality of the Group’s Financial Assets - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade receivables [member]
Schedule of the Credit Quality of the Group’s Financial Assets [Line Items]
12-month or lifetime ECL	Lifetime ECL – Not credit-impaired	Lifetime ECL – Not credit-impaired
Gross carrying amount EUR	€ 348,200	€ 31,660
Loss allowance EUR
Net carrying amount EUR	€ 348,200	€ 31,660
Other receivables [Member]
Schedule of the Credit Quality of the Group’s Financial Assets [Line Items]
12-month or lifetime ECL	12-month ECL	12-month ECL
Gross carrying amount EUR		€ 5,001
Loss allowance EUR
Net carrying amount EUR		5,001
Total Trade Receivables [Member]
Schedule of the Credit Quality of the Group’s Financial Assets [Line Items]
Gross carrying amount EUR	348,200	36,661
Loss allowance EUR
Net carrying amount EUR	€ 348,200	€ 36,661